SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	12 Months Ended								9 Months Ended				0 Months Ended					0 Months Ended									0 Months Ended
	Dec. 20, 2012	Dec. 31, 2012	Sep. 30, 2013	Jul. 29, 2013	Jun. 30, 2013	May 10, 2013	Mar. 19, 2013	Sep. 30, 2013 Maximum	Jul. 29, 2013 Maximum	Sep. 30, 2013 Warrant Maximum	Mar. 19, 2013 Warrant Maximum	Jun. 30, 2013 James Crawford	Mar. 19, 2013 James Crawford	Dec. 05, 2012 Nathaniel Bradley	Jun. 30, 2013 Nathaniel Bradley	Mar. 19, 2013 Nathaniel Bradley	Jun. 30, 2013 Sean Bradley	Mar. 19, 2013 Sean Bradley	Feb. 06, 2013 Secured Promissory Note	Mar. 19, 2013 Subsequent events Warrant	Mar. 19, 2013 Subsequent events Warrant Maximum	Mar. 19, 2013 Subsequent events James Crawford	Mar. 19, 2013 Subsequent events James Crawford Warrant Maximum	Mar. 19, 2013 Subsequent events Nathaniel Bradley	Mar. 19, 2013 Subsequent events Nathaniel Bradley Warrant Maximum	Mar. 19, 2013 Subsequent events Sean Bradley	Mar. 19, 2013 Subsequent events Sean Bradley Warrant Maximum	Feb. 06, 2013 Subsequent events Secured Promissory Note
Subsequent event
Total payments on debt																			$ 200,000									$ 200,000
Payment of accrued interest																			183,661									183,661
Repayment of debt																			16,339									16,339
Principal amount of debt converted to common shares		1,296,715												1,296,715					241,359									241,339
Number of common shares issued for conversion of debt																												1,998,402
Number of common shares issued for conversion of debt	5,186,860																		1,998,402
Issuance of stock related to conversion of debt (in shares)														5,186,860
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,092,000					293,915			3,652,672					1,696,155		1,491,924			3,652,672		1,696,155		464,593		1,491,924
Strike price (in dollars per share)			$ 0.39			$ 1.22			$ 0.60			$ 0.50	$ 0.25		$ 0.50	$ 0.25	$ 0.50	$ 0.25		$ 0.25		$ 0.25		$ 0.25		$ 0.25
Annual vesting percentage													33.00%			33.00%		33.00%				33.00%		33.00%		33.00%
Value of warrants			$ 71,250	$ 95,642	$ 38,333	$ 51,000	$ 913,168													$ 889,595
Expected term										5 years										3 years 2 months
Volatility rate (as a percent)										250.00%										250.00%
Discount rate (as a percent)										1.40%										0.75%